Income Tax Expense (Benefit) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Income /(Loss) before income taxes
Domestic	$ 92	5,005	2,287	1,785
Foreign	(186)	(10,098)	2,949	(3,466)
Income/(loss) before income taxes	(94)	(5,093)	5,236	(1,681)
Current income tax expense:
Domestic	42	2,313	1,884	788
Foreign	2	108	(653)	222
Deferred income tax:
Domestic	(10)	(543)	(1,640)	43
Foreign	3	150	5,547	(288)
Income tax expense/(benefit)	$ 37	2,028	5,138	765